Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities [Abstract]
Schedule of Benefits Expected to Paid

The benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter, are detailed in the table below:

2025*	$81
2026	172
2027	-
2028	119
2029	259
2030 and thereafter	8,275
Total payments	$8,906

(*)	presented as part of employee related obligations

Schedule of Weighted-Average Assumptions Used to Determine Net Benefit Cost

Weighted-average assumptions used to determine net benefit cost for 2024 were as follows:

2024
Discount rate	3.38%
Rate of compensation increase	3%
Turnover rate	5.0%
Expected long-term rate of return on plan assets	3.38%